Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated February 21, 2019 to the

Ivy Funds Prospectus

dated July 31, 2018

as supplemented July 31, 2018, August 17, 2018, November 5, 2018, December 3, 2018 and January 31, 2019

Effective immediately, the Prospectus is amended to reflect the following:

•	The name of Ivy IG International Small Cap Fund is changed to Ivy International Small Cap Fund.

Ivy Managed International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated February 21, 2019 to the

Ivy Funds Prospectus

dated July 31, 2018

as supplemented July 31, 2018, August 17, 2018, November 5, 2018, December 3, 2018 and January 31, 2019

Effective immediately, the Prospectus is amended to reflect the following:

•	The name of Ivy IG International Small Cap Fund is changed to Ivy International Small Cap Fund.